Debt (Details) - Schedule of Short Term Debt (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
March 2020 Note Purchase Agreement and Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage	10.00%
July 2022 Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument, discount	$ 760	$ 85
Dec 2022 Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument, discount	$ 1,880	$ 1,013